Net sales and geographic information (Details) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€) country store customer	Dec. 31, 2023 EUR (€)
Income tax expense
Net sales	€ 222,985	€ 196,630	€ 424,685	€ 384,096
Percentage of net sales	100.00%	100.00%	100.00%	100.00%
Number of countries excluding Germany and the United States where net sales exceeds 10% | country			0
Number of individual customers exceeding 10% of net sales | customer			0
Increase (decrease) in net sales from application of hedge accounting	€ (939)	€ (285)	€ (752)	€ (310)
Maximum | Rendering of services
Income tax expense
Percentage of net sales			10.00%
Germany
Income tax expense
Net sales	€ 31,686	€ 32,955	€ 59,238	€ 61,956
Percentage of net sales	14.20%	16.80%	13.90%	16.10%
United States
Income tax expense
Net sales	€ 45,979	€ 39,110	€ 87,025	€ 75,253
Percentage of net sales	20.60%	19.90%	20.50%	19.60%
Europe (excluding Germany)
Income tax expense
Net sales	€ 91,736	€ 76,450	€ 178,830	€ 151,905
Percentage of net sales	41.10%	38.90%	42.10%	39.50%
Rest of the world
Income tax expense
Net sales	€ 53,583	€ 48,115	€ 99,591	€ 94,982
Percentage of net sales	24.00%	24.50%	23.50%	24.70%
Germany
Income tax expense
Number of retail stores | store			2